CASH AND CASH EQUIVALENTS - Schedule of Cash, Cash Equivalents and Short Term Investments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
Cash on hand	R 131.3	R 113.2
Access deposits and income funds	2,328.7	2,401.7
Restricted cash	11.4	10.7
Cash and cash equivalents	2,471.4	2,525.6	R 2,180.0	R 1,715.1
Interest earned on cash and cash equivalents	190.2	R 111.8	R 108.7
Environmental rehabilitation
Disclosure of financial assets [line items]
Restricted cash	5.2
Various utilities
Disclosure of financial assets [line items]
Restricted cash	R 5.1
Top of range
Disclosure of financial assets [line items]
Effective annual yields	9.49%
Bottom of range
Disclosure of financial assets [line items]
Effective annual yields	8.80%